UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: June 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS PENNSYLVANIA MUNICIPALS FUND

FORM N-Q

JUNE 30, 2008

LEGG MASON PARTNERS PENNSYLVANIA MUNICIPALS FUND

Schedule of Investments (unaudited)	June 30, 2008

FACE AMOUNT	SECURITY	VALUE
MUNICIPAL BONDS - 100.0%
Education - 10.6%
$1,190,000	Allegheny County, PA, Higher Education Building Authority, University Revenue, Carnegie Mellon University, 5.250% due 3/1/32	$1,217,727
1,000,000	Delaware County, PA, Authority College Revenue, Neumann College, 6.000% due 10/1/31	1,019,620
	Lycoming County, PA, Authority College Revenue, Pennsylvania College of Technology, AMBAC:
1,000,000	5.125% due 5/1/22	1,027,350
1,000,000	5.375% due 7/1/30	1,023,980
1,000,000	5.250% due 5/1/32	1,014,800
	Pennsylvania State Higher EFA Revenue:
2,000,000	Bryn Mawr College, AMBAC, 5.125% due 12/1/29	2,018,620
1,000,000	Clarion University Foundation Inc., XLCA, 5.250% due 7/1/18	996,920
3,000,000	Widener University, 5.000% due 7/15/20	3,002,580
1,000,000	Pennsylvania State University, Refunding, 5.250% due 3/1/18	1,055,670
1,250,000	State Public School Building Authority, College Revenue, Delaware County Community College Project, FSA, 5.000% due 10/1/27	1,280,925
2,000,000	Swarthmore Boro Authority, PA, College Revenue, 5.250% due 9/15/20	2,094,080

	Total Education	15,752,272

Electric - 6.2%
3,920,000	Philadelphia, PA, Gas Works Revenue, General Ordinance, AMBAC, 5.000% due 10/1/18	4,072,645
5,000,000	Puerto Rico Electric Power Authority, Power Revenue, 5.250% due 7/1/25 (a)	5,081,650

	Total Electric	9,154,295

Hospitals - 14.5%
	Allegheny County, PA, Hospital Development Authority Revenue, Health Center-UPMC Health, MBIA:
1,000,000	6.000% due 7/1/24	1,140,160
2,250,000	6.000% due 7/1/26 (a)	2,561,175
1,255,000	Grove City, PA, Area Hospital Authority Revenue, Woodland Place Project, FGIC, 5.500% due 3/1/25	1,259,430
	Lancaster County, PA, Hospital Authority Revenue:
1,100,000	Health Center, Willow Valley Retirement Project, 5.875% due 6/1/31	1,111,924
5,195,000	Health Systems, Lancaster General Hospital, 5.000% due 3/15/31	5,030,215
500,000	Lebanon County, PA, Health Facilities Authority Revenue, Good Samaritan Hospital Project, 6.000% due 11/15/35	487,500
2,500,000	Lehigh County, PA, General Purpose Hospital Revenue, Lehigh Valley Health Network, FSA, 5.000% due 7/1/35	2,456,375
1,265,000	Mckean County, PA, Hospital Authority Revenue, Bradford Hospital Project, ACA, 5.000% due 10/1/18	1,146,558
3,000,000	Monroe County, PA, Hospital Authority Revenue, Pocono Medical Center, 5.125% due 1/1/37	2,719,320
1,000,000	Northampton County, PA, IDA Revenue, Mortgage Moravian Hall Square Project, Radian, 5.500% due 7/1/19	1,030,810
1,000,000	Pennsylvania State Higher EFA Revenue, UPMC Health Systems, 6.000% due 1/15/31	1,042,990
525,000	Potter County, PA, Hospital Authority Revenue, Charles Cole Memorial Hospital, Radian, 6.050% due 8/1/24	526,528
1,075,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Ryder Memorial Hospital Project, 6.700% due 5/1/24	1,077,666

	Total Hospitals	21,590,651

Housing - 4.9%
555,000	Allegheny County, PA, Residential Finance Authority Mortgage Revenue, Single-Family Mortgage, GNMA-Collateralized, 5.900% due 11/1/32 (b)	558,935
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS PENNSYLVANIA MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2008

FACE AMOUNT	SECURITY	VALUE
Housing - 4.9% (continued)
$1,000,000	5.500% due 10/1/34 (b)	$988,950
6,000,000	5.150% due 4/1/38 (a)(b)	5,683,620

	Total Housing	7,231,505

Industrial Development - 2.7%
1,000,000	Delaware County, PA, IDA Revenue, Resources Recovery Facilities, 6.200% due 7/1/19	1,002,110
2,500,000	Pennsylvania State, IDA Revenue, Economic Development, 5.500% due 7/1/23	2,575,550
500,000	Philadelphia, PA, Authority for IDR, AMBAC, 5.250% due 7/1/31	502,175

	Total Industrial Development	4,079,835

Leasing - 2.9%
1,000,000	Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, AMBAC, 5.500% due 8/1/28	1,045,990
1,560,000	New Morgan, PA, Municipal Authority Office Revenue, Commonwealth Office Project, 6.500% due 6/1/25	1,556,708
1,655,000	Pennsylvania State, Public School Building Authority, School Revenue, GO, York School District Project, FSA, 5.000% due 5/1/19	1,721,018

	Total Leasing	4,323,716

Local General Obligation - 9.2%
1,000,000	Armstrong County, PA, GO, MBIA, 5.400% due 6/1/31	1,020,980
825,000	Athens, PA, Area School District, GO, FGIC, 5.500% due 4/15/16	863,445
1,280,000	Chester County, PA, GO, 5.000% due 9/1/15	1,339,098
2,650,000	Delaware County, PA, GO, Refunding, 5.125% due 10/1/16	2,708,353
1,000,000	Greater Johnstown, PA, School District GO, MBIA, 5.500% due 8/1/18	1,062,180
2,000,000	Lower Merion, PA, School District, GO, 5.000% due 5/15/17	2,102,000
2,000,000	Northeastern York, PA, School District, FGIC, 5.000% due 4/1/30	2,019,600
500,000	Philadelphia, PA, School District, GO, Refunding, AMBAC, 5.000% due 8/1/17	519,290
2,000,000	Scranton, PA, School District, FSA, 5.000% due 7/15/38	2,024,160

	Total Local General Obligation	13,659,106

Other Revenue - 0.7%
	Allegheny County, PA, Sanitation Authority Sewer Revenue, MBIA:
845,000	5.500% due 12/1/30 (c)	899,587
155,000	5.500% due 12/1/30	160,250

	Total Other Revenue	1,059,837

Pre-Refunded/Escrowed to Maturity - 34.8%
	Allegheny County, PA:
1,000,000	GO, FGIC, 5.250% due 11/1/21 (c)	1,056,620
70,000	Hospital Development Authority Revenue, Montefiore Hospital Association, Western Pennsylvania, 6.875% due 7/1/09 (d)	70,739
1,000,000	Port Authority Special Revenue, Transportation, MBIA, 6.375% due 3/1/14 (c)	1,037,610
500,000	Redevelopment Authority, Tax Increment Revenue, Waterfront Project, 6.300% due 12/15/18 (c)	543,955
175,000	Athens, PA, Area School District, GO, FGIC, 5.500% due 4/15/16 (c)	187,499
2,000,000	Bethlehem, PA, Area School District, GO, FGIC, 5.375% due 3/15/20 (c)	2,136,140
1,660,000	Blue Mountain, PA, School District, GO, FSA, 5.500% due 10/1/18 (c)	1,785,181
140,000	Bristol Township, PA, Authority Sewer Revenue, MBIA, 10.125% due 4/1/09 (d)	148,551
500,000	Butler County, PA, GO, FGIC, 5.250% due 7/15/23 (c)	541,735
835,000	Cambria County, PA, Hospital Development Authority Revenue, Conemaugh Valley Memorial Hospital, 7.625% due 9/1/11 (d)	889,016
1,930,000	Central Bucks, PA, School District, FGIC, 5.500% due 5/15/19 (c)	2,082,875

See Notes to Schedule of Investments.

LEGG MASON PARTNERS PENNSYLVANIA MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2008

FACE AMOUNT	SECURITY	VALUE
Pre-Refunded/Escrowed to Maturity - 34.8% (continued)
$1,000,000	Central Dauphin, PA, School District, GO, MBIA, 6.000% due 2/1/18 (c)	$1,149,320
85,000	Coatesville, PA, Water Guaranteed Revenue, 6.250% due 10/15/13 (d)	91,342
460,000	Conneaut, PA, School District GO, AMBAC, 9.500% due 5/1/12 (d)(e)	513,769
1,000,000	Dauphin County, PA, GO, AMBAC, 5.125% due 11/15/22 (c)	1,056,790
570,000	Delaware River Joint Toll Bridge Commission, Bridge Revenue, 5.250% due 7/1/18 (c)	617,247
1,260,000	Erie County, PA, Hospital Authority Revenue, Health Facilities Revenue, St. Mary’s Home Project, Radian, 6.000% due 8/15/23 (c)	1,309,077
1,000,000	Erie, PA, Sewer Authority Revenue, MBIA, 6.000% due 6/1/21 (c)	1,060,460
	Harrisburg, PA:
1,000,000	Authority Resource Recovery Facility Revenue, FSA, 5.500% due 9/1/25 (c)	1,058,790
1,180,000	Redevelopment Authority, First Mortgage Office Building, 6.750% due 5/15/25 (c)	1,297,764
100,000	Hopewell Township, PA, Special Obligation, 10.600% due 5/1/13 (d)	113,740
1,650,000	Lancaster, PA, IDA Revenue, Garden Spot Village Project, 7.625% due 5/1/31 (c)	1,810,215
1,000,000	Mifflin County, PA, Hospital Authority Revenue, Radian, 6.200% due 7/1/30 (c)	1,082,120
1,000,000	Pennsylvania Convention Center Authority Revenue, FGIC, 6.000% due 9/1/19 (d)	1,157,920
	Pennsylvania State:
1,000,000	5.750% due 10/1/14 (c)	1,051,260
1,000,000	GO, 5.250% due 2/1/19 (c)	1,067,010
1,000,000	Higher EFA Revenue, Drexel University, 6.000% due 5/1/29 (c)	1,032,900
	Turnpike Commission:
	AMBAC:
1,500,000	5.000% due 7/15/21 (c)	1,596,000
2,500,000	5.500% due 7/15/32 (c)	2,695,925
	Oil Franchise Tax Revenue:
1,365,000	AMBAC, 5.250% due 12/1/16 (d)	1,394,798
1,000,000	MBIA, 5.250% due 12/1/17 (c)	1,089,160
1,000,000	Registration Fee Revenue, AMBAC, 5.375% due 7/15/19 (c)	1,074,780
	Philadelphia, PA:
1,000,000	Authority for Industrial Development, Lease Revenue, FSA, 5.500% due 10/1/19 (c)	1,084,470
435,000	Gas Works Revenue, MBIA, 7.000% due 5/15/20 (d)	512,569
1,000,000	GO, FSA, 5.250% due 9/15/15 (c)	1,055,490
	School District, GO:
1,700,000	FGIC, 5.625% due 8/1/15 (c)	1,842,851
1,000,000	FSA, 5.500% due 2/1/31 (c)	1,075,390
2,000,000	Water & Wastewater Revenue, FGIC, 5.375% due 11/1/20 (c)	2,166,000
1,660,000	Pittsburgh, PA, GO, AMBAC, 5.250% due 9/1/22 (c)	1,770,689
1,000,000	Plum Boro, PA, School District GO, FGIC, 5.250% due 9/15/30 (c)	1,062,150
1,000,000	St. Mary’s Hospital Authority, Health System Revenue, Catholic Health East, 5.500% due 11/15/24 (c)	1,110,200
1,000,000	State Public School Building Authority, School Revenue, Lease Daniel Boone School District Project, MBIA, 5.000% due 4/1/22 (c)	1,070,410
1,000,000	Virgin Islands Public Finance Authority Revenue, Gross Receipts Taxes Loan Notes, 6.500% due 10/1/24 (c)	1,090,890
	Westmoreland County, PA:
	GO, Capital Appreciation, AMBAC:
2,000,000	Zero coupon bond to yield 6.949% due 8/1/13 (d)	1,649,560
1,000,000	Zero coupon bond to yield 6.949% due 8/1/14 (d)	788,410
	Municipal Authority:
85,000	Special Obligation, 9.125% due 7/1/10 (d)	87,384

See Notes to Schedule of Investments.

LEGG MASON PARTNERS PENNSYLVANIA MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2008

FACE AMOUNT	SECURITY	VALUE
Pre-Refunded/Escrowed to Maturity - 34.8% (continued)
$55,000	Water Revenue, 8.625% due 7/1/10 (d)	$58,077
1,460,000	Wilkes-Barre, PA, Area School District, GO, MBIA, 5.250% due 4/1/22 (c)	1,591,838

	Total Pre-Refunded/Escrowed to Maturity	51,816,686

Resource Recovery - 0.7%
1,000,000	New Morgan, PA, IDA, Solid Waste Disposal Revenue, New Morgan Landfill Co. Inc. Project, 6.500% due 4/1/19 (b)(f)	986,970

Special Tax - 0.6%
1,000,000	Puerto Rico Sales Tax Financing, Corp. Sales Tax Revenue, 5.250% due 8/1/57	959,300

Transportation - 2.7%
	Allegheny County, PA, Port Authority Special Revenue, Transportation, FGIC:
250,000	5.500% due 3/1/17	258,917
2,000,000	5.250% due 3/1/20	2,025,060
1,500,000	Dauphin County, PA, General Authority Revenue, Office & Packaging, 6.000% due 1/1/25	1,286,520
430,000	Delaware River Joint Toll Bridge Commission, Bridge Revenue, 5.250% due 7/1/18	450,348

	Total Transportation	4,020,845

Water & Sewer - 9.5%
2,750,000	Allegheny County, PA, Sanitation Authority, Sewer Revenue, MBIA, 5.375% due 12/1/17	2,930,537
7,000,000	Erie, PA, Water Authority Revenue, FSA, 5.000% due 12/1/43	6,965,140
	Philadelphia, PA, Water & Wastewater Revenue:
2,000,000	MBIA, 6.250% due 8/1/11	2,173,700
2,000,000	Refunding, AMBAC, 5.000% due 8/1/22	2,045,340

	Total Water & Sewer	14,114,717

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $144,348,346)	148,749,735

SHORT-TERM INVESTMENTS - 2.1%
Education - 0.4%
400,000	Northampton County, PA, General Purpose Authority Revenue, Higher Education Lehigh University, SPA- JPMorgan Chase, 1.600%, 7/3/08 (g)	400,000
200,000	Pennsylvania State, Higher EFA, Revenue, Refunding Carnegie Mellon University, 1.650%, 7/1/08 (g)	200,000

	Total Education	600,000

Hospitals - 0.5%
100,000	Geisinger Authority, PA, Health System Revenue, Geisinger Health System, SPA-Wachovia Bank, 1.650%, 7/1/08 (g)	100,000
200,000	Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, LOC-Wachovia Bank N.A., 2.100%, 7/1/08 (g)	200,000
400,000	Saint Mary Hospital Authority Bucks County, Catholic Health, 1.600%, 7/2/08 (g)	400,000

	Total Hospitals	700,000

Industrial Development - 0.5%
200,000	Chester County, PA, IDA Revenue, Archdiocese of Philadelphia, 1.650%, 7/1/08 (g)	200,000
600,000	Philadelphia, PA, Authority for IDR, Newcourtland Elder Services Project, LOC-PNC Bank N.A., 1.650%, 7/1/08 (g)	600,000

	Total Industrial Development	800,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS PENNSYLVANIA MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2008

FACE AMOUNT	SECURITY	VALUE
Miscellaneous - 0.1%
$200,000	Lancaster County, PA, Convention Center Authority, LOC-Wachovia Bank N.A., 1.480%, 7/3/08 (g)	$200,000

U.S. Government Agency - 0.3%
397,000	Federal National Mortgage Association (FNMA), Discount Notes, 1.262% - 2.050% due 12/15/08 (e)(h)	393,335

Utility - 0.3%
400,000	Philadelphia, PA, Gas Works Revenue, SPA-JPMorgan Chase, Bank of Nova Scotia, Wachovia Bank, 1.500%, 7/3/08 (g)	400,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,093,335)	3,093,335

	TOTAL INVESTMENTS - 102.1% (Cost - $147,441,681#)	151,843,070
	Liabilities in Excess of Other Assets - (2.1)%	(3,061,310)

	TOTAL NET ASSETS - 100.0%	$148,781,760

(a)	All or a portion of this security is segregated for open futures contracts and extended settlements.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(f)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.

(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(h)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ACA	— American Capital Assurance — Insured Bonds
AMBAC	— Ambac Assurance Corporation — Insured Bonds
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company — Insured Bonds
FSA	— Financial Security Assurance — Insured Bonds
GNMA	— Government National Mortgage Association
GO	— General Obligation
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation — Insured Bonds
Radian	— Radian Asset Assurance
SPA	— Standby Bond Purchase Agreement — Insured Bonds
XLCA	— XL Capital Assurance Inc. — Insured Bonds

Ratings Table*

S&P/Moody’s/Fitch**

AAA/Aaa	22.8%
AA/ Aa	40.7
A	17.5
BBB/Baa	11.0
BB/Ba	1.3
A-1/VMIG1	2.0
NR	4.7
100.0%

*	As a percentage of total investments.

**	S&P primary rating; Moody’s secondary, then Fitch.

See pages 6 and 7 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Pennsylvania Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates, as a substitute for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within Pennsylvania, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Pennsylvania.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Notes to Schedule of Investments (unaudited) continued

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	June 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$151,843,070	—	$151,843,070	—
Other Financial Instruments*	(68,644)	$(68,644)	—	—

Total	$151,774,426	$(68,644)	$151,843,070	—

*	Other financial instruments may include written options, futures, swaps and forward contracts.

3. Investments

At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,385,636
Gross unrealized depreciation	(984,247)

Net unrealized appreciation	$4,401,389

At June 30, 2008, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury Bonds	48	9/08	$5,479,856	$5,548,500	$(68,644)

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2008

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	August 26, 2008